Financial liabilities at fair value through profit or loss	12 Months Ended
Dec. 31, 2025
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss	14 Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss
in EUR million	2025	2024
Trading liabilities	23,427	35,255
Non-trading derivatives	1,338	2,101
Designated at fair value through profit or loss	55,768	49,543
	80,532	86,900
Trading liabilities

Trading liabilities by type
in EUR million	2025	2024
Equity securities	682	467
Debt securities	1,872	3,185
Funds on deposit	191	5,437
Derivatives	20,681	26,166
	23,427	35,255
Non-trading derivatives

Non-trading derivatives by type
in EUR million	2025	2024
Derivatives used in:
- fair value hedges	54	79
- cash flow hedges	254	573
- hedges of net investments in foreign operations	74	117
Other non-trading derivatives	957	1,332
	1,338	2,101
Reference is made to Note 36 'Derivatives and hedge accounting' for information on derivatives used for hedge accounting.
Other non-trading derivatives mainly include interest-rate swaps, foreign-exchange swaps and cross-currency swaps for which no hedge accounting is applied.
Designated at fair value through profit or loss

Designated at fair value through profit or loss by type
in EUR million	2025	2024
Debt securities	8,707	9,844
Funds entrusted	46,930	39,577
Subordinated liabilities	131	122
	55,768	49,543
As at 31 December 2025, the change in the fair value of financial liabilities designated at fair value through profit or loss attributable to changes in credit risk is EUR 57 million on a cumulative basis (2024: EUR  17 million). This change has been determined as the amount of change in fair value of the financial liability that is not attributable to changes in market conditions that gave rise to market risk (i.e. mainly interest-rate risk based on yield curves).
The amount that ING Group is contractually required to pay at maturity to the holders of financial liabilities designated at fair value through profit or loss excluding repurchase agreements (part of funds entrusted) is EUR
9,574 million (2024: EUR  11,376 million).
Funds entrusted include mainly repurchase agreements. For more information on repurchase transactions, refer to Note 4 'Financial assets at fair value through profit or loss'.